SCHEDULE OF SHORT TERM DEBT OBLIGATIONS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Other short-term borrowings from working capital facilities	$ 59,832	$ 49,001
Less: unamortized debt issuance costs	(112)	(112)
Short-term debt, excluding current installments of long-term debt	$ 59,720	$ 48,889